Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2017
Summary of Derivative Instruments [Abstract]
Schedule of derivative instruments in statement of financial position, fair value
The Company's derivative instruments, as well as its nonderivative debt instruments designated and qualifying as net investment hedges, were classified as follows in the Company's Consolidated Balance Sheets:

	January 31, 2017			January 31, 2016
(Amounts in millions)	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments	Fair Value Instruments	Net Investment Instruments	Cash Flow Instruments
Derivative instruments
Derivative assets:
Other assets and deferred charges	$8	$471	$—	$173	$319	$129

Derivative liabilities:
Deferred income taxes and other	12	—	618	—	—	738

Nonderivative hedging instruments
Long-term debt	—	3,209	—	—	3,644	—